Selected Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Data [Abstract]
Operating revenues		$ 191,389	$ 210,535	$ 195,307	$ 182,672	$ 187,078	$ 202,320	$ 193,943	$ 178,552	$ 779,903	$ 761,893	$ 750,685	$ 680,677	$ 653,812
Operations and maintenance expense		74,121	72,374	70,375	71,686	73,724	71,631	70,412	67,794	288,556	283,561	270,042
Operating income		72,597	95,058	79,934	66,770	68,834	86,140	79,750	66,938	314,359	301,662	317,606
Income from continuing operations		48,954	67,711	54,818	42,401	46,254	62,749	53,004	40,864	213,884	202,871	181,837	139,675	114,409
Income from discontinued operations		17,861	285	751	458	11,278	868	582	5,701	19,355	18,429	14,726	3,394	9,566
Net income attributable to common shareholders		$ 66,815	$ 67,996	$ 55,569	$ 42,859	$ 57,532	$ 63,617	$ 53,586	$ 46,565	$ 233,239	$ 221,300	$ 196,563	$ 143,069	$ 123,975
Basic income from continuing operations per common share		$ 0.28	$ 0.38	$ 0.31	$ 0.24	$ 0.26	$ 0.36	$ 0.30	$ 0.23	$ 1.21	$ 1.15	$ 1.04	$ 0.81	$ 0.67
Diluted income from continuing operations per common share		$ 0.28	$ 0.38	$ 0.31	$ 0.24	$ 0.26	$ 0.35	$ 0.30	$ 0.23	$ 1.20	$ 1.15	$ 1.04	$ 0.81	$ 0.67
Basic income from discontinued operations		$ 0.10	$ 0.00	$ 0.00	$ 0.00	$ 0.06	$ 0.00	$ 0.00	$ 0.03	$ 0.11	$ 0.10	$ 0.08	$ 0.02	$ 0.06
Diluted income from discontinued operations		$ 0.10	$ 0.00	$ 0.00	$ 0.00	$ 0.06	$ 0.00	$ 0.00	$ 0.03	$ 0.11	$ 0.10	$ 0.08	$ 0.02	$ 0.06
Basic net income per common share		$ 0.38	$ 0.38	$ 0.31	$ 0.24	$ 0.33	$ 0.36	$ 0.30	$ 0.27	$ 1.32	$ 1.26	$ 1.13	$ 0.83	$ 0.72
Diluted net income per common share		$ 0.38	$ 0.38	$ 0.31	$ 0.24	$ 0.32	$ 0.36	$ 0.30	$ 0.26	$ 1.31	$ 1.25	$ 1.12	$ 0.83	$ 0.72
Dividend paid per common share	$ 0.152	$ 0.165	$ 0.165	$ 0.152	$ 0.152	$ 0.152	$ 0.152	$ 0.140	$ 0.140	$ 0.634	$ 0.584
Dividend declared per common share		$ 0.165	$ 0.165	$ 0.152	$ 0.152	$ 0.152		$ 0.292	$ 0.140	$ 0.634	$ 0.584	$ 0.536
high		$ 28.22	$ 26.29	$ 26.27	$ 25.56	$ 25.78	$ 28.12	$ 26.62	$ 25.17	$ 28.22	$ 28.12
low		$ 23.26	$ 23.12	$ 24.25	$ 22.40	$ 22.69	$ 24.01	$ 23.52	$ 20.61	$ 22.40	$ 20.61